Commitments and Contingencies Future Obligations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 4,541
2015	4,443
2016	4,214
2017	4,244
2018	3,212
Thereafter	63,787
Total	$ 84,441